THE PRESIDENT'S LETTER

DEAR FELLOW SHAREHOLDER:

We are pleased to present the semiannual report of the CALAMOS FAMILY OF FUNDS(TM) for the six-month period ended September 30, 1996.

We are excited about the newest addition to our fund family, the Calamos Global Growth and Income Fund(TM). The Calamos Family of Funds(TM) now includes:

    Calamos Convertible Fund(TM)
    Calamos Growth Fund(TM)
    Calamos Strategic Income Fund(TM)
    Calamos Growth and Income Fund(TM)
    Calamos Global Growth and Income Fund(TM)

In light of a difficult bond market we are pleased with the performance of the Funds over the past six months. The poor bond market is in direct contrast to an exciting but volatile stock market. The factors dominating the financial markets for the period covered in this report were a combination of economic, industry and company earnings, and concern over a change in government policies as a result of the November election. The financial markets' concern with inflation was especially acute earlier this year as interest rates rose, taking their toll on all bonds. The stock market dipped severely in July but the ensuing summer rally has continued into the fall. The equity characteristics of the convertible bonds have made a strong contribution to performance.

Our view on the financial markets remains constructive but defensive. We believe we are in a stock market environment that is characterized by swift sector/industry rotation. This is fueled by a concern that earnings this year will not be at the levels of last year. The debate centers around whether the economy is slowing to the point of a recession, thus negatively affecting earnings. Therefore, we have concentrated our holdings on companies we believe can continue to produce an acceptable earnings growth rate in a difficult period.

Another worry earlier in the year was the uncertainty of the direction of government policy. Now that the election is over, the concern has been transformed into a celebration. Both the President and the new Congress seem committed to a pro-growth agenda. We go along with the consensus and believe that this is positive for the financial markets.

On the monetary front, evidence that the economy is no longer as robust as was perceived earlier in the year has caused the pressure on an increase in interest rates to subside considerably. In fact, the next move in interest rates may be down.

With all the uncertainty and talk of stretched valuations, the stock market keeps plugging along. Even the bond market in recent months, beginning in late August, began a recovery. The one factor that still remains is that the financial markets will continue to be volatile.

We believe that the defensive characteristics of our Funds that utilize convertibles as their core holdings can dampen stock and bond market volatility. The defensive nature of convertibles is well suited for the present uncertain markets. The main advantage is being able to remain fully invested for the long term without the difficulty of trying to time short-term market swings.

We appreciate the continuing confidence you and your fellow investors have shown in the Calamos Family of Funds. We believe that the Funds are well positioned for the coming months. In this investment climate, we find it especially important to adhere to our risk/reward disciplines and to select those investments that we believe offer long-term value.

                                          Sincerely,

                                          LOGO
                                          John P. Calamos
                                          President

November 27, 1996
Naperville, Illinois

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1996
Calamos Convertible Fund

 Principal
 Amount                                             Value
 ----------                                       ----------
 CONVERTIBLE BONDS (45.0%)
            BASIC INDUSTRIES (1.8%)
 $  180,000 Renong Berhad                         $  202,500
             2.500% Conv. Notes
             01/15/2005
    475,000 RPM, Inc.                                209,594
             0.000% Liquid Yield Option Notes
             09/30/2012
    125,000 TriMas Corporation                       141,250
             5.000% Conv. Sub. Deb.
             08/01/2003
                                                  ----------
                                                     553,344
            CAPITAL GOODS--INDUSTRIAL (6.1%)
    154,000 Cooper Industries, Inc.                  168,245
             7.050% Conv. Sub. Deb.
             01/01/2015
    380,000 Robbins and Myers, Inc.                  395,200
             6.500% Conv. Sub. Notes
             09/01/2003
    475,000 Thermo Electron Corporation              572,375
             4.250% Conv. Sub. Deb.
             01/01/2003
    740,000 WMX Technologies, Inc.                   675,250
             2.000% Conv. Sub. Notes
             01/24/2005
                                                  ----------
                                                   1,811,070
            CAPITAL GOODS--TECHNOLOGY (7.1%)
  1,220,000 Automatic Data Processing, Inc.          701,500
             0.000% Liquid Yield Option Notes
             02/20/2012
    225,000 Compania de Telefonos de Chile S.A.      269,719
             4.500% Conv. Sub. Deb.
             01/15/2003
    195,000 Data General                             194,025
             7.750% Conv. Sub. Deb.
             06/01/2001
    510,000 Motorola, Inc.                           368,475
             0.000% Liquid Yield Option Notes
             09/27/2013
    175,000 Systems & Computer Technology Corp.      178,500
             6.250% Conv. Sub. Deb.
             09/01/2003
    225,000 Telekom Malaysia Berhad                  233,156
             4.000% Convertible Bonds
             10/03/2004
    500,000 United States Cellular Corporation       166,250
             0.000% Liquid Yield Option Notes
             06/15/2015
                                                  ----------
                                                   2,111,625

 Principal
 Amount                                                  Value
 ----------                                            ----------
            CONSUMER CYCLICAL (8.3%)
 $  650,000 ADT Operations, Inc.                       $  373,750
             0.000% Liquid Yield Option Notes
             07/06/2010
    240,000 Carnival Cruise Lines, Inc.                   428,400
             4.500% Conv. Sub. Notes
             07/01/1997
    395,000 The Interpublic Group of Companies, Inc.      414,750
             3.750% Conv. Sub. Euro. Deb.
             04/01/2002
  1,025,000 Marriott International, Inc.                  571,437
             0.000% Liquid Yield Option Notes
             03/25/2011
    190,000 McKesson Corporation                          168,150
             4.500% Exch. Sub. Deb.
             03/01/2004
  1,300,000 Whirlpool Corporation                         526,500
             0.000% Liquid Yield Option Notes
             05/14/2011
                                                       ----------
                                                        2,482,987
            CONSUMER GROWTH STAPLES (9.5%)
    305,000 Alberto-Culver Company                        378,200
             5.500% Conv. Sub. Deb.
             06/30/2005
    700,000 Alza Corporation                              682,500
             5.000% Conv. Sub. Deb.
             05/01/2006
    625,000 Elan International Finance, Ltd.              406,250
             0.000% Liquid Yield Option Notes
             10/16/2012
    160,000 Hasbro, Inc.                                  202,400
             6.000% Conv. Sub. Notes
             11/15/1998
    355,000 The Home Depot, Inc.                          362,100
             3.250% Conv. Sub. Deb.
             10/01/2001
  1,215,000 News America Holdings Incorporated            552,825
             0.000% Liquid Yield Option Notes
             03/11/2013
    255,000 Proffitt's, Inc.                              264,563
             4.750% Conv. Sub. Deb.
             11/01/2003
                                                       ----------
                                                        2,848,838

               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1996
Calamos Convertible Fund

 Principal
 Amount                                                         Value
 ----------                                                  -----------
            CONSUMER STAPLES (1.8%)
 $  150,000 Allied Domecq plc                                $   228,060
        BPS  6.750% Conv. Bonds
             07/07/2008
    270,000 Grand Metropolitan Public Ltd. Co.                   312,525
             6.500% Conv. Notes
             01/31/2000
                                                             -----------
                                                                 540,585
            ENERGY (4.4%)
  1,100,000 Baker Hughes, Inc.                                   761,750
             0.000% Liquid Yield Option Notes
             05/05/2008
    500,000 Pennzoil Company (Chevron)                           558,125
             4.750% Exch. Senior Deb.
             10/01/2003
                                                             -----------
                                                               1,319,875
            FINANCIAL (6.0%)
    145,000 Cincinnati Financial Corporation                     188,138
             5.500% Conv. Senior Deb.
             05/01/2002
    165,000 Developers Diversified Realty Corp.                  166,650
             7.000% Conv. Sub. Deb.
             08/15/1999
    100,000 Hysan Development Finance Ltd.                       115,125
             6.750% Conv. Guaranteed Notes
             06/01/2000
    260,000 Leucadia National Corporation                        262,600
             5.250% Conv. Sub. Deb.
             02/01/2003
    435,000 Rouse Company                                        436,087
             5.750% Conv. Bonds
             07/23/2002
    800,000 USF&G Corporation                                    508,000
             0.000% Conv. Sub. Notes
             08/15/1999
    100,000 The Wharf Holdings Limited                           126,000
             5.000% Conv. Sub. Guaranteed Notes 07/15/2000
                                                             -----------
                                                               1,802,600
                                                             -----------
            TOTAL CONVERTIBLE BONDS                           13,470,924
             (Cost $12,401,601)

 Number of
 Shares                                                 Value
 ---------                                           -----------
 CONVERTIBLE PREFERRED STOCKS (15.2%)
           BASIC INDUSTRIES (2.0%)
     7,000 International Paper Company               $   337,750
            5.250% Conv. Pref. Securities
     5,550 James River Corporation of Virginia           264,318
            Dep. Shares, 1/100 Share Series P
            9.000% Cum. Conv. Pref. Stock
                                                     -----------
                                                         602,068
           CAPITAL GOODS--TECHNOLOGY (0.8%)
     4,000 Philippine Long Distance Telephone Co.        232,500
            $4.117 Global Dep. Shares,
            One Share Series III Conv. Pref. Stock
           CONSUMER CYCLICAL (0.8%)
     5,200 Kmart Financing I                             254,150
            7.750% Trust Conv. Pref. Securities
           CONSUMER GROWTH STAPLES (0.9%)
     3,000 FHP International Corp.                        93,375
            Series A Cum. Conv. Pref. Stock
     3,300 Wendy's International (a)                     169,950
                                                     -----------
                                                         263,325
           CONSUMER STAPLES (2.6%)
   145,600 RJR Nabisco Holding Corp.                     782,600
            Series C Dep. Shares,
            1/10 Series C Conv. Pref. Stock
           CREDIT CYCLICALS (2.6%)
     5,000 H.F. Ahmanson & Company                       307,500
            Dep. Shares, 1/10 Share Series D
            6.000% Cum. Conv. Pref. Stock
    10,000 Southdown, Inc.                               467,500
            Series D Cum. Conv. Pref. Stock
                                                     -----------
                                                         775,000
           FINANCIAL (3.9%)
    10,180 First Chicago Corporation                     773,843
            Dep. Shares, 1/100 Share 5.750%
            Cum. Conv. Pref. Stock, Series B
       145 Jardine Strategic Holdings Limited            158,413
            7.500% Conv. Cum. Pref. Shares
     6,000 Public Storage, Inc.                          223,500
            Series X 8.250% Conv. Pref. Stock
                                                     -----------
                                                       1,155,756

               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1996
Calamos Convertible Fund

 Number of
 Shares                                          Value
 ---------                                    -----------
           UTILITIES (1.6%)
     9,600 Citizens Utilities Trust           $   477,600
            5.000% Equity Providing
            Pref. Inc. Conv. Securities
                                              -----------
           TOTAL CONVERTIBLE                    4,542,999
           PREFERRED STOCKS
            (Cost $4,529,386)
 COMMON STOCKS (16.3%)
           CAPITAL GOODS--INDUSTRIAL (4.0%)
     8,400 Chrysler Corporation                   240,450
    16,800 Fuji Photo Film ADR                    514,500
     4,700 Hitachi Ltd.-Sponsored ADR             452,375
                                              -----------
                                                1,207,325
           CAPITAL GOODS--TECHNOLOGY (1.5%)
    14,531 Alcatel Alsthom ADR                    245,211
     8,983 Worldcom, Inc. (a)                     192,012
                                              -----------
                                                  437,223
           CONSUMER CYCLICAL (2.5%)
     2,383 AMR Corporation (a)                    189,746
     3,600 Marriott International, Inc.           198,450
     5,800 Sony Corporation ADR                   369,025
                                              -----------
                                                  757,221
           CONSUMER GROWTH STAPLES (4.0%)
     7,000 Gannett Co., Inc.                      492,625
    11,000 Reebok International Ltd.              382,250
       900 Washington Post Company--Class B       301,725
                                              -----------
                                                1,176,600
           CREDIT CYCLICALS (2.3%)
     7,000 Federal Home Loan Mortgage Corp.       685,125
           FINANCIAL (2.0%)
    10,373 Fifth Third Bancorp                    602,930
                                              -----------
           TOTAL COMMON STOCKS                  4,866,424
            (Cost $3,931,837)

 Number of
 Shares                                                              Value
 ---------                                                        -----------
 CALL OPTIONS (1.7%)
           CAPITAL GOODS--INDUSTRIAL (0.4%)
        80 Eastman Kodak Co. (a)                                  $   124,000
            Long Term Equity Anticipation Securities
            Expiring 01/16/1999 Strike Price 75
           CONSUMER CYCLICAL (0.3%)
       130 International Game Technology (a)                           76,375
            Long Term Equity Anticipation Securities Expiring
            01/16/1999 Strike Price 20
           CONSUMER GROWTH STAPLES (0.3%)
        50 Bristol Myers Squibb (a)                                    99,375
            Long Term Equity Anticipation Securities
            Expiring 01/17/1998 Strike Price 80
           CREDIT CYCLICALS (0.4%)
       120 Federal National Mortgage Assn. (a) Long Term Equity       115,500
            Anticipation Securities Expiring 01/17/1998
            Strike Price 27.50
           FINANCIAL (0.3%)
       100 SunAmerica, Inc. (a)                                        90,000
            Long Term Equity Anticipation Securities Expiring
            01/16/1999 Strike Price 32.50
                                                                  -----------
           TOTAL CALL OPTIONS                                         505,250
            (Cost $379,940)
 WARRANTS (0.8%)
    29,300 Bear Stearns                                               249,050
            Japanese Yen Put Warrants (a)
            Expiring 08/21/97
                                                                  -----------
           TOTAL WARRANTS                                             249,050
            (Cost $175,433)

               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1996
Calamos Convertible Fund

 Principal
 Amount                                           Value
 ----------                                    -----------
 U.S. GOVERNMENT SECURITIES (14.2%)
 $  850,000 United States Treasury Notes       $   865,802
             7.000% 04/15/1999
    100,000 United States Treasury Notes           100,750
             8.000% 01/15/1997
    300,000 United States Treasury Notes           302,110
             7.500% 01/31/1997
    200,000 United States Treasury Notes           199,156
             5.625% 01/31/1998
  2,750,000 United States Treasury Notes         2,781,790
             6.875% 05/15/2006
                                               -----------
            TOTAL U.S. GOVERNMENT SECURITIES     4,249,608
             (Cost $4,208,430)
                                               -----------
 TOTAL INVESTMENTS (93.2%)                      27,884,255
 (Cost $25,626,627)
 CASH DEPOSIT WITH CUSTODIAN                     2,681,008
 (INTEREST BEARING) (8.9%)
 LIABILITIES, LESS OTHER ASSETS
 (-2.1%)                                          (639,350)
                                               -----------
 NET ASSETS (100%)                             $29,925,913
                                               ===========
 NET ASSET VALUE PER SHARE--CLASS A
 (2,034,110 shares outstanding)                $     14.00
                                               ===========
 NET ASSET VALUE PER SHARE--CLASS C
 (103,598 shares outstanding)                  $     13.97
                                               ===========

NOTE TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1996
Calamos Growth and Income Fund

 Principal
 Amount                                                              Value
 ---------                                                         ----------
 CONVERTIBLE BONDS (38.1%)
           CAPITAL GOODS--INDUSTRIAL (6.9%)
  $140,000 Robbins and Myers, Inc.                                 $  145,600
            6.500% Conv. Sub. Notes
            09/01/2003
    75,000 Sanifill, Inc.                                              94,125
            5.000% Conv. Sub. Deb.
            03/01/2006
    70,000 Thermo Instrument Systems, Inc.                            151,375
            3.750% Senior Conv. Euro. Deb. Guaranteed
            09/15/2000
    40,000 United States Filter Corporation                            99,276
            5.000% Conv. Sub. Deb.
            10/15/2000
                                                                   ----------
                                                                      490,376
           CAPITAL GOODS--TECHNOLOGY (3.7%)
   280,000 Automatic Data Processing, Inc                             161,000
            0.000% Liquid Yield Option Notes 02/20/2012
    30,000 MacNeal-Schwendler Corporation                              27,300
            7.875% Conv. Sub. Deb.
            08/18/2004
   220,000 United States Cellular Corporation                          73,150
            0.000% Liquid Yield Option Notes 06/15/2015
                                                                   ----------
                                                                      261,450
           CONSUMER CYCLICAL (5.5%)
    30,000 Alaska Air Group, Inc.                                      29,700
            7.750% Conv. Notes
            06/15/2010
   120,000 Hilton Hotels Corp.                                        127,800
            5.000% Conv. Sub Notes
            05/15/2006
    50,000 The Interpublic Group of Companies, Inc. 3.750% Conv.       52,500
            Sub. Euro. Deb. 04/01/2002
   120,000 Prime Hospitality Corp.                                    180,600
            7.000% Conv. Sub. Notes
            04/15/2002
                                                                   ----------
                                                                      390,600

 Principal
 Amount                                                     Value
 ---------                                                ----------
           CONSUMER GROWTH STAPLES (11.4%)
  $ 50,000 All American Communications, Inc.              $   51,000
            6.500% Conv. Sub. Notes
            10/01/2003
   120,000 Alberto-Culver Company                            148,800
            5.500% Conv. Sub. Deb.
            06/30/2005
   175,000 Alza Corporation                                  170,625
            5.000% Conv. Sub. Deb.
            05/01/2006
   300,000 Boston Chicken, Inc.                               93,750
            0.000% Liquid Yield Option Notes 06/01/2015
   105,000 The Home Depot, Inc.                              107,100
            3.250% Conv Sub. Deb.
            10/01/2001
    95,000 ICN Pharmaceuticals, Inc.                         106,400
            8.500% Conv. Sub. Notes
            11/15/1999
   265,000 Jacor Communications, Inc.                        130,844
            0.000% Liquid Yield Option Notes 06/12/2001
                                                          ----------
                                                             808,519
           CREDIT CYCLICALS (0.4%)
    30,000 Medusa Corporation                                 31,350
            6.000% Conv. Sub. Notes
            11/15/2003
           ENERGY (5.4%)
   250,000 Baker Hughes, Inc.                                173,125
            0.000% Liquid Yield Option Notes
            05/05/2008
    80,000 Cross Timbers Oil Company                          88,200
            5.250% Conv. Sub. Notes
            11/01/2003
   120,000 Nabors Industries, Inc.                           122,400
            5.000% Conv. Sub. Notes
            05/15/2006
                                                          ----------
                                                             383,725
           FINANCIAL (4.8%)
   200,000 USF&G Corporation                                 127,000
            0.000% Conv. Sub. Notes
            03/03/2009
   230,000 Fremont General Corp.                             133,400
            0.000% Liquid Yield Option Notes
            10/12/2013
    80,000 LTC Properties, Inc.                               84,800
            8.500% Conv. Sub. Deb.
            01/01/2001
                                                          ----------
                                                             345,200
                                                          ----------
           TOTAL CONVERTIBLE BONDS                         2,711,220
            (Cost $2,457,883)


               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1996
Calamos Growth and Income Fund

 Number of
 Shares                                                                Value
 ---------                                                           ----------
 CONVERTIBLE PREFERRED STOCKS (13.8%)
           BASIC INDUSTRIES (1.6%)
     4,000 Freeport McMoran Copper and Gold, Inc. Dep. Shares, 1/2   $  111,000
            Share Conv. Pref. Stock
           CAPITAL GOODS--INDUSTRIAL (0.7%)
     2,500 Cooper Industries, Inc.                                       51,250
            6.000% Exchangeable Notes
     2,700 US West, Inc.                                                 83,700
            7.625% Exchangeable Notes
           CREDIT CYCLICALS (1.5%)
     2,200 Southdown, Inc.                                              102,850
            Series D Cum. Conv. Pref. Stock
           ENERGY (3.1%)
     1,500 Ashland Oil, Inc.                                             94,312
            $3.125 Cum. Conv. Pref. Stock
     3,000 Lomak Petroleum, Inc.                                        114,000
            $2.03 Conv. Exch. Pref. Stock Series C
       300 Tejas Gas Corporation                                         14,550
            Dep. Shares, 1/5 Share 5.250% Cum. Conv. Pref. Stock
                                                                     ----------
                                                                        222,862
           FINANCIAL (5.7%)
     3,000 Community First Bankshares, Inc.                             110,250
            Dep. Shares, 1/4 Share
     1,000 Conseco, Inc.                                                 88,750
            7.000% Pref. Redeemable Inc. Divd. Equity Secs.
     1,500 First Chicago NBD Corp.                                      114,024
            Dep. Shares, 1/5 Share
            5.750% Cum. Conv. Pref. Stock
       500 Jefferson-Pilot                                               42,125
            (Nationsbank Corp.)
            $7.250 01/21/00 Series
       675 Penncorp Financial Group, Inc.                                52,313
            Conv. Pref. Stock
                                                                     ----------
                                                                        407,462
                                                                     ----------
           TOTAL CONVERTIBLE PREFERRED STOCKS                           979,124
            (Cost $925,094)

 Number of
 Shares                                                               Value
 ---------                                                          ----------
 COMMON STOCKS (17.5%)
           CAPITAL GOODS--TECHNOLOGY (4.8%)
     4,210 LCI International, Inc. (a)                              $  132,615
       800 Microsoft Corporation (a)                                   105,500
     4,728 Worldcom, Inc. (a)                                          101,061
                                                                    ----------
                                                                       339,176
           CONSUMER CYCLICAL (8.0%)
     1,037 AMR Corporation (a)                                          82,571
     3,000 Liz Claiborne, Inc.                                         111,750
     4,500 Maytag Corp.                                                 87,750
     5,500 SPX Corp.                                                   164,313
     3,469 TJX Companies, Inc.                                         124,450
                                                                    ----------
                                                                       570,834
           CONSUMER STAPLES (1.5%)
     3,000 Kimball International, Inc.                                 109,875
           ENERGY (1.2%)
     3,188 Reading and Bates Corporation (a)                            86,488
           FINANCIAL (2.0%)
     2,451 Fifth Third Bancorp                                         142,464
                                                                    ----------
           TOTAL COMMON STOCKS                                       1,248,837
            (Cost $983,291)
 CALL OPTIONS (2.8%)
           CAPITAL GOODS--INDUSTRIAL (0.4%)
        18 Eastman Kodak Co. (a)                                        27,900
            Long Term Equity Anticipation Securities Expiring
            01/16/1999 Strike Price 75
           CONSUMER CYCLICAL (0.2%)
        30 International Game Technology (a)                            17,625
            Long Term Equity Anticipation Securities Expiring
            01/16/1999 Strike Price 20
           CONSUMER GROWTH STAPLES (1.7%)
        40 American Home Products Corp. (a)                             89,500
            Long Term Equity Anticipation Securities Expiring
            01/17/1998 Strike Price 42.5
        50 Federated Department Stores, Inc. (a) Long Term Equity       32,500
            Anticipation Securities Expiring 01/16/1999 Strike
            Price 35
                                                                    ----------
                                                                       122,000

               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1996
Calamos Growth and Income Fund

 Number of
 Shares/Principal
 Amount                                                         Value
 ----------------                                             ----------
                  ENERGY (0.2%)
               55 Occidental Petroleum Corp. (a)              $   14,438
                   Long Term Equity Anticipation Securities
                   Expiring 01/16/1999 Strike Price 25
                  FINANCIAL (0.3%)
               20 SunAmerica, Inc. (a)                            18,000
                   Long Term Equity Anticipation Securities
                   Expiring 01/16/1999 Strike Price 32.50
                                                              ----------
                  TOTAL CALL OPTIONS                             199,963
                   (Cost $143,292)

 U.S. GOVERNMENT SECURITIES (23.6%)
 $230,000 United States Treasury Notes 7.000% 04/15/1999      234,276
  800,000 United States Treasury Notes 6.875% 03/31/1997      805,752
  635,000 United States Treasury Notes 6.875% 05/15/2006      642,340
                                                           ----------
          TOTAL U.S. GOVERNMENT SECURITIES                  1,682,368
           (Cost $1,672,181)
                                                           ----------
 TOTAL INVESTMENTS (95.8%)                                  6,821,512
  (Cost $6,181,741)
 CASH DEPOSITS WITH CUSTODIAN (INTEREST BEARING) (4.4%)       312,215
 LIABILITIES, LESS OTHER ASSETS
  (-0.2%)                                                     (14,692)
                                                           ----------
 NET ASSETS (100%)                                         $7,119,035
                                                           ==========
 NET ASSET VALUE PER SHARE--CLASS A (474,459 shares out-
  standing)                                                $    14.94
                                                           ==========
 NET ASSET VALUE PER SHARE-- CLASS C (2,177 shares out-
  standing)                                                $    14.93
                                                           ==========

NOTE TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1996
Calamos Strategic Income Fund

 Principal
 Amount                                                     Value
 ---------                                                ----------
 CONVERTIBLE BONDS (87.9%)
           BASIC INDUSTRIES (2.8%)
   $35,000 Inco Limited                                   $   42,175
            5.750% Conv. Deb.
            07/01/2004
           CAPITAL GOODS--INDUSTRIAL (11.5%)
    30,000 Sanifill, Inc.                                     37,650
            5.000% Conv. Sub. Deb.
            03/01/2006
    70,000 Thermo Electron Corporation                        84,350
            4.250% Conv. Sub. Deb.
            01/01/2003
    21,000 United States Filter Corporation                   52,120
            5.000% Conv. Sub. Deb.
            10/15/2000
                                                          ----------
                                                             174,120
           CAPITAL GOODS--TECHNOLOGY (9.8%)
    25,000 Checkpoint Systems, Inc.                           38,750
            5.250% Conv. Sub. Deb.
            11/01/2005
    50,000 Data General Corporation                           49,750
            7.750% Conv. Sub. Deb.
            06/01/2001
    40,000 Dovatron International, Inc.                       35,400
            6.000% Conv. Sub. Notes
            10/15/2002
    22,000 General Instrument Corporation                     24,640
            5.000% Conv. Junior. Sub. Notes 06/15/2000
                                                          ----------
                                                             148,540
           CONSUMER CYCLICAL (11.2%)
    50,000 ADT Operations, Inc.                               28,750
            0.000% Liquid Yield Option Notes 07/06/2010
    30,000 Alaska Air Group, Inc.                             27,675
            6.875% Conv. Sub. Deb.
            06/15/2014
    30,000 Continental Airlines                               26,250
            6.750% Conv. Sub. Notes
            04/15/2006
    40,000 Hilton Hotels Corp.                                42,600
            5.000% Conv. Sub. Notes
            05/15/2006
    80,000 Marriott International, Inc.                       44,600
            0.000% Liquid Yield Option Notes 03/25/2011
                                                          ----------
                                                             169,875
           CONSUMER GROWTH STAPLES (32.8%)
    50,000 Alza Corporation                                   48,750
            5.000% Conv. Sub. Deb.
            05/01/2006
    40,000 Careline, Inc.                                     44,000
            8.000% Conv. Sub. Senior Notes 05/01/2001
    30,000 Eagle Hardware & Garden, Inc.                      45,937
            6.250% Conv. Sub. Deb.
            03/15/2001

 Principal
 Amount                                                     Value
 ---------                                                ----------
   $25,000 Federated Department Stores, Inc.              $   28,375
            5.000% Conv. Sub. Notes
            10/01/2003
    50,000 IVAX Corporation                                   44,750
            6.500% Conv. Sub. Notes
            11/15/2001
    70,000 Jacor Communications, Inc.                         34,562
            0.000% Liquid Yield Option Notes 06/12/2011
    30,000 National Education Corporation                     28,388
            6.500% Conv. Sub. Deb.
            06/12/2011
    30,000 PhyCor, Inc.                                       33,975
            4.500% Conv. Sub. Deb.
            02/15/2003
    40,000 Pier 1 Imports, Inc.                               42,800
            5.750% Conv. Sub. Notes
            10/01/2003
    60,000 Proffitt's, Inc.                                   62,250
            4.750% Conv. Sub. Deb.
            11/01/2003
    45,000 Scholastic Corporation                             50,906
            5.000% Conv. Sub. Deb.
            08/15/2005
    30,000 Tenet Healthcare Corporation                       31,275
            6.000% Exch. Sub. Notes
            12/01/2005
                                                          ----------
                                                             495,968
           CREDIT CYCLICALS (4.3%)
    30,000 BankAtlantic Bancorp, Inc.                         32,063
            6.750% Conv. Sub. Deb.
            07/01/2006
    35,000 Toll Brothers, Inc.                                33,425
            4.750% Conv. Senior Sub. Notes 01/15/2004
                                                          ----------
                                                              65,488
           ENERGY (11.0%)
    30,000 Enserch Corp.                                      29,625
            6.375% Conv. Sub. Deb.
            04/01/2020
    50,000 Nabors Industries, Inc.                            51,000
            5.000% Conv. Sub. Notes
            05/15/2006
    50,000 Oryx Energy Company                                46,500
            7.500% Conv. Sub. Deb.
            05/15/2014
    30,000 Pride Petroleum Services, Inc.                     39,450
            6.250% Conv. Sub. Notes
            02/15/2006
                                                          ----------
                                                             166,575
           FINANCIAL (4.5%)
    35,000 Advest Group Incorporated                          36,488
            9.000% Conv. Sub. Deb.
            03/15/2008
    50,000 USF&G Corporation                                  31,750
            0.000% Conv. Sub. Notes
            03/03/2009
                                                          ----------
                                                              68,238
                                                          ----------
           TOTAL CONVERTIBLE BONDS                         1,330,979
            (Cost $1,241,344)


               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1996
Calamos Strategic Income Fund

 Number of
 Shares                                                Value
 ---------                                           ----------
 CONVERTIBLE PREFERRED STOCKS (10.0%)
           CONSUMER CYCLICAL (3.9%)
       600 Kmart Financing I                         $   29,325
            7.750% Trust Conv. Pref. Securities
       600 USAir Group, Inc. (a)                         30,450
            Depository Shares
                                                     ----------
                                                         59,775
           FINANCIAL (6.1%)
       850 American General Corporation                  44,944
            Conv. Monthly Income Pref. Sec.
       900 Criimi Mae, Inc.                              23,850
            10.875% Series B Conv. Pref. Stock
       300 Penncorp Financial Group, Inc.                23,250
            $3.375 Conv. Pref. Stock
                                                     ----------
                                                         92,044
                                                     ----------
           TOTAL CONVERTIBLE PREFERRED STOCKS           151,819
            (Cost $148,322)
                                                     ----------
 TOTAL INVESTMENTS (97.9%)                            1,482,798
 (Cost $1,396,724)
 COMMON STOCKS SOLD SHORT (-25.3%)
           BASIC INDUSTRIES (-1.0%)
       500 Inco Limited                                 (15,375)
           CAPITAL GOODS--INDUSTRIAL (-6.0%)
     1,100 Laidlaw, Inc.                                (12,100)
       600 Thermo Electron Corporation                  (24,300)
     1,350 United States Filter Corporation (a)         (46,069)
       255 USA Waste Services, Inc. (a)                  (8,032)
                                                     ----------
                                                        (90,501)
           CAPITAL GOODS--TECHNOLOGY (-1.8%)
       800 Checkpoint Systems, Inc. (a)                 (21,200)
       232 General Instrument Corporation (a)            (5,742)
                                                     ----------
                                                        (26,942)
           CONSUMER CYCLICAL (-4.2%)
       600 ADT Operations, Inc. (a)                     (11,475)
       300 Continental Airlines, Inc.--Class B (a)       (6,713)
       400 Hilton Hotels Corp.                          (11,350)
       600 Kmart Corporation                             (6,150)
       140 Marriott International, Inc.                  (7,718)
     1,200 USAir Group, Inc. (a)                        (19,800)
                                                     ----------
                                                        (63,206)

 Number of
 Shares                                                           Value
 ---------                                                      ----------
           CONSUMER GROWTH STAPLES (-7.3%)
       250 Alza Corporation (a)                                 $   (6,719)
       850 Eagle Hardware & Garden, Inc. (a)                       (22,950)
       225 Federated Department Stores, Inc. (a)                    (7,538)
       200 Jacor Communications, Inc. (a)                           (6,900)
       250 National Education Corporation (a)                       (4,781)
       300 PhyCor Inc. (a)                                         (11,419)
     1,760 Pier 1 Imports, Inc.                                    (28,380)
       175 Scholastic Corporation (a)                              (12,688)
       300 Vencor, Incorporated (a)                                 (9,675)
                                                                ----------
                                                                  (111,050)
           CREDIT CYCLICALS (-1.2%)
       600 BankAtlantic Bancorp, Inc.--Class A                      (8,100)
       150 BankAtlantic Bancorp, Inc.--Class B                      (1,969)
       500 Toll Brothers, Inc. (a)                                  (8,312)
                                                                ----------
                                                                   (18,381)
           ENERGY (-1.9%)
        60 Enserch Corp.                                            (1,252)
       800 Nabors Industries, Inc. (a)                             (10,900)
     1,235 Pride Petroleum Services, Inc. (a)                      (17,444)
                                                                ----------
                                                                   (29,596)
           FINANCIAL (-1.9%)
       600 USF&G Corporation                                       (11,100)
       530 Penncorp Financial Group, Inc.                          (17,092)
                                                                ----------
                                                                   (28,192)
                                                                ----------
 TOTAL COMMON STOCKS SOLD SHORT                                   (383,243)
 (Proceeds $326,078)
 OPTIONS SOLD SHORT (-0.1%)
         7 American General Corporation (a)                         (2,362)
            Long Term Equity Anticipation Securities Expiring
            01/18/1997 Strike Price 35
                                                                ----------
 TOTAL OPTIONS SOLD SHORT                                           (2,362)
 (Proceeds $1,584)
                                                                ----------
 CASH DEPOSITS WITH CUSTODIAN                                      369,861
 (INTEREST BEARING) (24.4%)
 OTHER ASSETS, LESS LIABILITIES (3.1%)                              47,334
                                                                ----------
 NET ASSETS (100%)                                              $1,514,388
                                                                ==========
 NET ASSET VALUE PER SHARE                                      $    11.07
                                                                ==========
 (136,843 shares outstanding)

NOTE TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1996
Calamos Growth Fund

 Number of
 Shares                                                Value
 ---------                                           ----------
 COMMON STOCKS (98.6%)
           BASIC INDUSTRIES (6.8%)
     1,400 Mosinee Paper Corporation                 $   38,850
     2,500 Oregon Metallurgical Corp. (a)                81,250
     3,800 Shaw Group, Inc. (a)                         132,050
     1,800 Spectran Corporation (a)                      28,575
                                                     ----------
                                                        280,725
           CAPITAL GOODS--INDUSTRIAL (12.2%)
     4,400 Coachman Industries Incorporated             113,300
     2,900 Dynatech Corporation (a)                     132,675
     2,700 Galileo Electro Optics Corporation (a)        66,825
     2,000 Gardner Denver Machinery, Inc. (a)            61,000
     1,200 Memtec Limited Sponsored ADR                  33,600
     3,000 Manitowoc Company, Inc.                       96,375
                                                     ----------
                                                        503,775
           CAPITAL GOODS--TECHNOLOGY (13.0%)
     1,200 Brooktrout Technology, Inc. (a)               43,800
     1,100 Davox Corporation (a)                         41,525
     1,100 HBO & CO.                                     73,425
     2,100 Proxim, Inc. (a)                              60,375
     3,000 Qlogic Corp. (a)                              38,625
     5,000 SBS Technologies, Inc. (a)                    98,750
     2,600 Vitesse Semiconductor Corporation (a)        100,425
     2,000 Western Digital Corporation (a)               80,250
                                                     ----------
                                                        537,175
           CONSUMER CYCLICAL (13.7%)
     2,500 Callaway Golf Co.                             85,312
     5,000 Central Garden and Pet Co. (a)               100,625
     1,500 Diebold, Inc.                                 87,562
     1,700 Scotsman Industries Incorporated              38,888
     3,200 SPX Corporation                               95,600
     2,500 TJX Companies, Inc.                           89,687
     2,000 Wet Seal Incorporated--Class A (a)            72,000
                                                     ----------
                                                        569,674
           CONSUMER GROWTH STAPLES (20.9%)
       700 ABR Information Services, Inc. (a)            50,400
     3,700 CKE Restaurants, Inc.                        113,775
     3,500 Damark International, Inc.--Class A (a)       45,062
     1,800 DeVry, Inc. (a)                               81,900
       600 Fila Holding SPA, ADR                         57,675
     1,200 Greenwich Air Services, Inc.--Class A         33,600
     1,200 Hologic, Inc. (a)                             33,600
     2,700 Jones Medical Industries, Inc.               130,950
       800 Nike, Inc.--Class B                           97,200
     3,000 PCI Services Incorporated (a)                 81,750

 Number of
 Shares                                         Value
 ---------                                    ----------
     3,000 Showbiz Pizza Time, Inc. (a)       $   54,375
     1,900 Times Mirror Co.--Class A              84,550
                                              ----------
                                                 864,837
           CONSUMER STAPLES (5.1%)
     2,500 Stanley Furniture, Inc. (a)            42,188
     2,200 Safeway, Inc. (a)                      93,775
     1,800 Vons Companies, Inc. (a)               77,175
                                              ----------
                                                 213,138
           CREDIT CYCLICALS (3.6%)
     2,000 Champion Enterprises, Inc. (a)         45,250
     2,000 Interwest Bancorp, Inc.                59,000
       800 Leader Financial Corp.                 43,200
                                              ----------
                                                 147,450
           ENERGY (10.5%)
     1,700 Baker Hughes, Inc.                     51,638
     2,100 Barrett Resources Corp. (a)            74,025
     3,700 Williams Clayton Energy                37,462
            Incorporated (a)
     4,000 Global Marine, Inc. (a)                63,000
     7,000 Marine Drilling (a)                    67,375
     2,200 United Meridian Corp. (a)             100,100
     2,300 Veritas DGC, Inc. (a)                  41,400
                                              ----------
                                                 435,000
           FINANCIAL (11.5%)
     2,250 Aames Financial Corporation           113,344
     2,100 Community First Bankshares, Inc.       49,350
     1,500 Delphi Financial Group, Inc.--         42,000
            Class A (a)
       200 First Empire State Corporation         49,800
     2,000 Imperial Credit Industries             73,250
            Incorporated (a)
     2,000 Life Re Corporation                    72,000
       900 Star Banc Corporation                  76,612
                                              ----------
                                                 476,356
           TRANSPORTATION (1.3%)
     1,100 Seacor Holdings, Inc. (a)              55,825
                                              ----------
           TOTAL COMMON STOCKS                 4,083,955
           (Cost $3,216,645)
                                              ----------
 TOTAL INVESTMENTS (98.6%)                     4,083,955

               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1996
Calamos Growth Fund


CASH DEPOSITS     54,007
 WITH CUSTO-
 DIAN
(INTEREST
 BEARING)
 (1.3%)
OTHER ASSETS,
 LESS LIABIL-
 ITIES (0.1%)      5,675
              ----------
NET ASSETS    $4,143,637
 (100%)
              ==========
NET ASSET
 VALUE PER
 SHARE--CLASS
 A (220,940
 shares out-
 standing)    $    18.71
              ==========
NET ASSET
 VALUE PER
 SHARE--CLASS
 C (568
 shares out-
 standing)    $    18.70
              ==========

NOTE TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security

                See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1996
Calamos Global Growth and Income Fund

 Principal
 Amount/
 Number of
 Shares                                                               Value
 ---------                                                          ----------
 CONVERTIBLE BONDS (9.7%)
           BASIC INDUSTRIES (2.5%)
   $20,000 New World Infrastructure                                 $   20,775
            5.000% Conv. Deb.
            07/14/2001
    20,000 Renong Berhad                                                22,500
            2.500% Conv. Notes
            01/15/2005
                                                                    ----------
                                                                        43,275
           CONSUMER CYCLICAL (1.4%)
    30,000 Shangrila Asian Capital                                      25,275
            2.875% Conv. Deb.
            12/16/2000
           CONSUMER GROWTH STAPLES (3.2%)
    36,000 Lindt & Sprungli Finance                                     33,529
       CHF  3.250% Conv. Deb.
            10/18/2001
    50,000 News America Holdings Incorporated 0.000% Liquid Yield       22,750
            Option Notes 03/11/2013
                                                                    ----------
                                                                        56,279
           CONSUMER STAPLES (2.0%)
    30,000 Grand Metropolitan Public Ltd. Co. 6.500% Conv. Notes        34,725
            01/31/2000
           FINANCIAL (0.6%)
    10,000 Republic of Italy                                            10,075
            5.000% Conv. Deb.
            06/28/2001
                                                                    ----------
           TOTAL CONVERTIBLE BONDS (Cost $170,457)                     169,629
 CONVERTIBLE PREFERRED STOCKS (2.6%)
           FINANCIAL (1.3%)
       300 First Chicago NBD                                            22,805
            Corp. Dep. Shares, 1/5 Share 5.750% Cum. Conv. Pref.
            Stock
           TECHNOLOGY (1.3%)
       400 Philippine Long Distance Telephone Co. $4.117 Global         23,250
            Dep. Shares, One Share Series III Conv. Pref. Stock
                                                                    ----------
           TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $45,250)            46,055

 Number of
 Shares                                               Value
 ---------                                           -------
 COMMON STOCKS (28.5%)
           CAPITAL GOODS--INDUSTRIAL (4.7%)
     1,100 Fuji Photo Film ADR                        33,688
       500 Hitachi Ltd.--Sponsored ADR                48,125
                                                     -------
                                                      81,813
           CAPITAL GOODS--TECHNOLOGY (2.7%)
       275 Matsushita Electric Industrial Ltd. ADR    46,613
           CONSUMER CYCLICAL (8.7%)
       350 Canon Incorporated ADR                     34,475
       900 Carnival Corp.                             27,900
       425 Havas Advertising                          44,795
       FRS
       700 Sony Corporation ADR                       44,537
                                                     -------
                                                     151,707
           CONSUMER GROWTH STAPLES (1.4%)
       350 Gannett Co., Inc.                          24,631
           CONSUMER STAPLES (3.5%)
     2,800 BAT Industries PLC--Sponsored ADR          37,800
       800 Groupe Danone--Sponsored ADR               23,400
                                                     -------
                                                      61,200
           ENERGY (0.6%)
       300 Unocal Corp.                               10,800
           FINANCIAL (4.2%)
       325 MBIA, Inc.                                 27,868
     7,400 Peregrine Investments Holdings Ltd. ADR    23,125
     1,000 Societe Generale France--Sponsored ADR     22,125
                                                     -------
                                                      73,118
           TECHNOLOGY (2.7%)
     1,000 Philips Electronics Co.                    35,875
       350 Stet Societa Fianziaria Telephone--ADR     12,119
                                                     -------
                                                      47,994
                                                     -------
           TOTAL COMMON STOCKS (Cost $491,757)       497,876


               See accompanying Note to Schedule of Investments.

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 1996
Calamos Global Growth and Income Fund

                      Value
                    ----------
 TOTAL INVESTMENTS     713,560
  (40.8%)
  (Cost $707,464)
 CASH DEPOSITS         984,866
  WITH CUSTODIAN
  (INTEREST BEAR-
  ING) (56.5%)
 OTHER ASSETS LESS      48,255
  LIABILITIES
  (2.7%)
                    ----------
 NET ASSETS (100%)  $1,746,681
                    ==========
 NET ASSET VALUE
  PER SHARE--CLASS
  A (343,655
  shares outstand-
  ing)              $     5.04
                    ==========
 NET ASSET VALUE
  PER SHARE--CLASS
  C (3,000 shares
  outstanding)      $     5.04
                    ==========

NOTE TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security

                See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996

                                                                        GLOBAL
                                      GROWTH AND STRATEGIC            GROWTH AND
                          CONVERTIBLE   INCOME    INCOME    GROWTH      INCOME
ASSETS                       FUND        FUND      FUND      FUND        FUND
--------------------------------------------------------------------------------
Investments, at value
 (cost $25,626,627,
 $6,181,741, $1,396,724,
 $3,216,645 and $707,464
 respectively)            $27,884,255 6,821,512  1,482,798 4,083,955    713,560
Cash with custodian
 (interest bearing)         2,681,008   312,215    369,861    54,007    984,866
Net unrealized
 appreciation on forward
 foreign currency
 contracts                          -         -          -         -      4,004
Accrued interest and
 dividends receivable         239,996    55,781     20,230       892      5,082
Receivable for
 investments sold                   -    72,078     73,947         -          -
Receivable for Fund
 shares sold                  122,606        39          -        30     98,470
Prepaid expenses               15,310    15,199      8,772    13,318          -
Due from Advisor                    -         -      2,447       494      1,352
                                ------------------------------------------------
  Total Assets             30,943,175 7,276,824  1,958,055 4,152,696  1,807,334
                                ------------------------------------------------
LIABILITIES AND NET
 ASSETS
Common stocks sold
 short, at value
 (proceeds $326,078)                -         -    383,243         -          -
Call options sold short
 (proceeds 1,584)                   -         -      2,362         -          -
Payable for investments
 purchased                    924,554   105,884     42,851         -     58,187
Payable for Fund shares
 redeemed                      46,415    39,753     10,000       250          0
Payable to investment
 adviser                       23,300     8,248      4,533     6,989        609
Accounts payable and
 accrued liabilities           10,039       916         20       107      1,577
Payable to distributor         12,954     2,988        658     1,713        280
                                ------------------------------------------------
  Total Liabilities         1,017,262   157,789    443,667     9,059     60,653
                                ------------------------------------------------
NET ASSETS                $29,925,913 7,119,035  1,514,388 4,143,637  1,746,681
                                ------------------------------------------------
                                ------------------------------------------------
ANALYSIS OF NET ASSETS
Excess of amounts
 received from issuance
 of shares over amounts
 paid on redemptions of
 shares on account of
 capital                  $26,564,409 6,326,082  1,476,946 3,061,293  1,734,702
Undistributed net
 investment income
 (loss)                       205,469    35,693      4,960   (54,751)     1,879
Accumulated net realized
 gain on investments          898,407   117,489      4,351   269,785          -
Unrealized appreciation
 of investments             2,257,628   639,771     28,131   867,310     10,100
                                ------------------------------------------------
NET ASSETS                $29,925,913 7,119,035  1,514,388 4,143,637  1,746,681
                                ------------------------------------------------
                                ------------------------------------------------
CLASS A SHARES
Net Assets Applicable to
 Shares Outstanding       $28,478,544 7,086,537  1,514,388 4,133,016  1,731,566
Shares Outstanding          2,034,110   474,459    136,843   220,940    343,655
Net Asset Value and
 Redemption Price Per
 Share at September 30,
 1996                          $14.00     14.94      11.07     18.71       5.04
                                ------------------------------------------------
                                ------------------------------------------------
Maximum Offering Price
 Per Share at September
 30, 1996 (Net asset
 value, plus 4.99% of
 net asset value or
 4.75% of offering
 price)                        $14.70     15.68      11.62     19.64       5.29
                                ------------------------------------------------
                                ------------------------------------------------
CLASS C SHARES
Net Assets Applicable to
 Shares Outstanding       $ 1,447,369    32,498         NA    10,621     15,115
Shares Outstanding            103,598     2,177         NA       568      3,000
Net Asset Value and
 Redemption Price Per
 Share at September 30,
 1996                          $13.97     14.93         NA     18.70       5.04
                                ------------------------------------------------
                                ------------------------------------------------

STATEMENT OF OPERATIONS
Six Months Ended September 30, 1996

                                                                      GLOBAL
                                      GROWTH AND STRATEGIC          GROWTH AND
                          CONVERTIBLE   INCOME    INCOME   GROWTH     INCOME
                             FUND        FUND      FUND     FUND      FUND*
------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                   $ 388,134   109,997     44,787    3,241     2,473
Dividends                    141,541    28,987      3,350    6,411       660
                                    ------------------------------------------
  Total Investment Income    529,675   138,984     48,137    9,652     3,133
                                    ------------------------------------------
EXPENSES
Investment advisory fees     100,449    24,498      5,886   19,382       557
Distribution fees             67,950    16,348      3,924    9,695       280
Transfer agent fees            4,949     1,270        541      629        52
Custodian fees                 1,504     1,073      1,185    2,745         0
Trustees' fees                 1,800     1,800      1,800    1,800       300
Registration fees              3,510     3,761      3,259    3,259       392
Audit and legal fees          14,590    10,003     13,061    8,524     1,025
Dividends paid on short
 sales                             -         -        816        -         -
Other                            600       667        590      595         -
                                    ------------------------------------------
  Total Expenses             195,352    59,420     31,062   46,629     2,606
  Less expense
   reimbursement                   -         -     14,550    7,861     1,352
                                    ------------------------------------------
  Net Expenses               195,352    59,420     16,512   38,768     1,254
                                    ------------------------------------------
NET INVESTMENT INCOME        334,323    79,564     31,625  (29,116)    1,879
                                    ------------------------------------------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS
Net realized gain on
 investments (including
 options)                    844,097   122,238     65,235  254,628         -
Change in net unrealized
 appreciation or
 depreciation of
 investments                (407,077)  127,277    (47,460) 397,151    10,100
                                    ------------------------------------------
NET GAIN ON INVESTMENTS      437,020   249,515     17,775  651,779    10,100
                                    ------------------------------------------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS                $ 771,343   329,079     49,400  622,663    11,979
                                    ------------------------------------------
                                    ------------------------------------------

------------------------------
*The Calamos Global Growth and Income Fund commencement of operations was on September 9, 1996.

STATEMENT OF CHANGES IN NET ASSETS
Six Months Ended September 30, 1996 and Year Ended March 31, 1996

                                       Convertible           Growth and Income       Strategic Income             Growth
                                          Fund                     Fund                    Fund                    Fund
                   ---------------------------------------------------------------------------------------------------
                                     Six                      Six                     Six                     Six
                                   Months        Year        Months       Year       Months       Year       Months       Year
                                    Ended        Ended       Ended       Ended       Ended       Ended       Ended       Ended
                                  Sept. 30,    Mar. 31,    Sept. 30,    Mar. 31,   Sept. 30,    Mar. 31,   Sept. 30,    Mar. 31,
                                    1996         1996         1996        1996        1996        1996        1996        1996
                   ---------------------------------------------------------------------------------------------------
OPERATIONS
Net investment
 income                          $   334,323      601,361      79,564     114,496      31,625      85,214     (29,116)    (19,022)
Net realized gain
 on investments
 (including
 options)                            844,097    2,911,070     122,238     783,008      65,235      86,175     254,628     465,330
Change in net
 unrealized
 appreciation or
 depreciation of
 investments                        (407,077)   1,352,830     127,277     342,618     (47,460)     77,845     397,151     227,320
                   ---------------------------------------------------------------------------------------------------
Increase in net
 assets resulting
 from operations                     771,343    4,865,261     329,079   1,240,122      49,400     249,234     622,663     673,628
                   ---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS
Net investment income (Class A)     (519,411)    (428,439)    (50,692)   (128,998)    (48,758)    (72,037)          -      (9,427)
Net investment
 income (Class C)                     (9,188)           -        (195)          -           -           -           -           -
Net realized gains                (1,084,412)  (1,522,911)   (539,731)   (202,909)          -           -     (22,344)   (438,209)
                   ---------------------------------------------------------------------------------------------------
Total
 distributions                    (1,613,011)  (1,951,350)   (590,618)   (331,907)    (48,758)    (72,037)    (22,344)   (447,636)
                   ---------------------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 CAPITAL SHARE
 TRANSACTIONS                      6,307,529    4,900,118   1,567,709   1,052,091    (106,160)   (768,146)    677,644     849,072
                   ---------------------------------------------------------------------------------------------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS                            5,465,861    7,814,029   1,306,170   1,960,306    (105,518)   (590,949)  1,277,963   1,075,064
NET ASSETS
Beginning of
 period                           24,460,052   16,646,023   5,812,865   3,852,559   1,619,906   2,210,855   2,865,674   1,790,610
                   ---------------------------------------------------------------------------------------------------
End of period                    $29,925,913  $24,460,052  $7,119,035  $5,812,865  $1,514,388  $1,619,906  $4,143,637  $2,865,674
                   ---------------------------------------------------------------------------------------------------
                   ---------------------------------------------------------------------------------------------------
Undistributed net
 investment income                   205,469      399,745      35,693       7,016       4,960       8,916           -           -
                                   Global
                                 Growth and
                                   Income
                                    Fund
                   ---------------------------------------------------------------------------------------------------
                                  Sept. 9,
                                    1996
                                  through
                                 Sept. 30,
                                    1996
                   ---------------------------------------------------------------------------------------------------
OPERATIONS
Net investment
 income                               1,879
Net realized gain
 on investments
 (including
 options)                                 -
Change in net
 unrealized
 appreciation or
 depreciation of
 investments                         10,100
                   ---------------------------------------------------------------------------------------------------
Increase in net
 assets resulting
 from operations                     11,979
                   ---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS
Net investment income (Class A)           -
Net investment
 income (Class C)                         -
Net realized gains                        -
                   ---------------------------------------------------------------------------------------------------
Total
 distributions                            -
                   ---------------------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 CAPITAL SHARE
 TRANSACTIONS                     1,734,702
                   ---------------------------------------------------------------------------------------------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS                           1,746,681
NET ASSETS
Beginning of
 period                                   -
                   ---------------------------------------------------------------------------------------------------
End of period                    $1,746,681
                   ---------------------------------------------------------------------------------------------------
                   ---------------------------------------------------------------------------------------------------
Undistributed net
 investment income                    1,879

NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - CFS Investment Trust, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of five series, Calamos Convertible Fund, Calamos Growth and Income Fund, Calamos Strategic Income Fund, Calamos Growth Fund and Calamos Global Growth and Income Fund. In 1995, the Trust changed its fiscal year end for financial reporting and income tax purposes from April 30 to March 31. In June 1996, the Trust began offering both Class A and Class C shares for all five series of the Trust.

Portfolio Valuation - Investments are stated at value. Securities for which quotations are readily available are valued at the last available sales price on the exchange market on which they are principally traded, or lacking any sales, at the mean of the most recently quoted bid and asked prices. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Forward currency contracts are valued using forward currency exchange rates available from a quotation service.

Investment Transactions and Investment Income - Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and include amortization of original issue discount. Dividend income is recognized on the ex-dividend date.

Foreign Currency Translation - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. A realized foreign exchange gain of $6,566 and an unrealized foreign exchange gain of $5,127 incurred by the Convertible Fund and unrealized foreign exchange gains of $38 incurred by the Global Growth and Income Fund are included as a component of net realized gains and losses on investments and in net unrealized appreciation and depreciation in investments, respectively.

Federal Income Taxes - No provision has been made for Federal income taxes since the Funds each elect to be taxed as a "regulated investment company" and have made such distributions to shareholders as to be relieved of all Federal income taxes.

Dividends - Dividends payable to its shareholders are recorded by the Funds on the ex-dividend date. Income and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Allocation of Expenses Between Classes - Expenses arising in connection with a specific class of shares are allocated directly. All other expense are allocated pro rata based on relative net assets.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

NOTE 2 -- INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement with Calamos Asset Management, Inc. ("CAM"), the Funds pay a monthly investment advisory fee based on the average daily net assets of the Funds, computed as follows: The Convertible Fund, Growth and Income Fund, and Strategic Income Fund fees are based on 0.75% of the first $150 million of each Fund's average daily net assets and 0.50% of each Fund's average daily net assets in excess of $150 million. The Growth Fund and Global Growth and Income Fund fees are based on 1.00% of the first $150 million of average daily net assets and 0.75% of average daily net assets in excess of $150 million.

CAM has voluntarily undertaken to limit normal operating expenses of the Strategic Income Fund, Growth Fund and Global Growth & Income Fund to 2% of average daily net assets for Class A shares and to 2.5% of average daily net assets for Class C shares through August 31, 1997. For the six months ended September 30, 1996, CAM waived or absorbed expenses of $14,550, $7,857 and $1,345, respectively, for Class A shares of those Funds and $4 and $7, respectively, for the Growth Fund and the Global Growth and Income Fund Class C shares.

While serving as Transfer Agent of the Funds, CAM assumed all expenses of personnel, office space, office facilities and equipment incidental to such service.

While serving as Distributor, Calamos Financial Services, Inc. ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby CFS is paid an annual service fee of 0.25% and an annual distribution fee of 0.25% of the Fund's average daily net assets on Class A shares and an annual service fee of 0.25% and an annual distribution fee of 0.75% of the Fund's average daily net assets on Class C shares. In return, CFS bears all expenses incurred in the distribution and promotion of each Fund's shares.

During the six months ended September 30, 1996, CFS received commissions of $22,518, $3,724 and $25 from the sale of Convertible Fund, Growth and Income Fund and Growth Fund shares, respectively.

Portfolio transactions for the Fund have been executed through CFS, consistent with the Fund's policy of obtaining best price and execution. During the six months ended September 30, 1996, the Convertible Fund, Growth and Income Fund, Strategic Income Fund, Growth Fund and Global Growth & Income Fund paid brokerage commissions to CFS on purchases and sales of securities in the amount of $12,790, $4,607, $1,852, $17,600 and $529, respectively. It is management's opinion that commission rates charged to the Funds by CFS are consistent with those charged to comparable unaffiliated customers in similar transactions.

Certain officers of the Funds are also officers and directors of CFS and CAM. All officers serve without direct compensation from the Funds.

NOTE 3 -- INVESTMENTS

Purchases and sales of investments other than short-term obligations in the Funds for the six months ended September 30, 1996, are as follow:

                                                                                   Global
                     Convertible Growth and Income Strategic Income  Growth   Growth and Income
                        Fund           Fund              Fund         Fund          Fund
-----------------------------------------------------------------------------------------------
Purchases            $9,453,313      3,523,781         881,689      3,986,270      707,464
Proceeds from sales  $5,119,416      1,845,999         974,108      3,268,100            -

The following information is based on the cost basis of investments for Federal income tax purposes at September 30, 1996:

                                                                                          Global
                          Convertible  Growth and Income Strategic Income  Growth    Growth and Income
                             Fund            Fund              Fund         Fund           Fund
------------------------------------------------------------------------------------------------------
Cost basis of invest-
 ments                    $25,626,627      6,181,741        1,396,724     3,216,645       707,464
Gross unrealized appre-
 ciation                  $ 2,539,878        734,200          124,521       953,960        10,486
Gross unrealized depre-
 ciation                  $  (282,250)       (94,429)         (38,447)      (86,650)       (4,390)
Net unrealized apprecia-
 tion                     $ 2,257,628        639,771           86,074       867,310         6,096

NOTE 4 -- SHORT SALES

Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. These transactions result in off-balance-sheet risk, i.e., the risk that the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. To the extent a Fund owns equivalent securities, the off-balance-sheet risk is offset. During the six months ended September 30, 1996, the Strategic Income Fund incurred losses of $54,629 on short sales that are classified with net realized loss on investments. No other fund engaged in short sales during the six months ended September 30, 1996.

NOTE 5 -- FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value if the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts, at September 30, 1996, was a multinational bank.

As of September 30, 1996, the Global Growth and Income Fund had the following open forward foreign currency contracts:

                                                                      Unrealized
                                        Settlement   Local    Current    Gain
                                           Date     Currency   Value    (Loss)
--------------------------------------------------------------------------------
Swiss Francs...........................  12/12/96      45,000 $36,496   $  311
Japanese Yen...........................  12/12/96  22,000,000 203,327    3,522
British Pounds Sterling................  12/12/96      28,000  43,694      (87)
French Francs..........................  12/12/96     230,000  48,900      258
                                                                        ------
                                                                        $4,004
                                                                        ======

NOTE 6 -- INTEREST BEARING CASH DEPOSIT WITH CUSTODIAN

The Funds have entered into an arrangement with the custodian, Prudential Securities, Inc., whereby each Fund is entitled to the current broker call rate minus one percent on the average daily cash balances on deposit with the custodian. During the six months ended September 30, 1996, the Convertible Fund, Growth and Income Fund, Strategic Income Fund, Growth Fund and Global Growth And Income Fund earned $37,434, $16,576, $7,954, $3,241 and 2,358, respectively, in interest income under this arrangement.

NOTE 7 -- CAPITAL SHARE TRANSACTIONS

The following table summarizes the activity in capital shares of the Funds:

                        Convertible       Growth and Income    Strategic Income          Growth         Global Growth and
A Shares                    Fund                 Fund                Fund                 Fund             Income Fund
--------------------------------------------------------------------------------------------------------------------------
Six months ended      Shares     Dollars   Shares     Dollars   Shares    Dollars   Shares     Dollars   Shares    Dollars
September 30, 1996
Shares sold          329,039  $4,649,629   90,739  $1,383,881      661  $   7,342   60,206  $1,045,795  343,655 $1,719,702
Shares issued in
 reinvestment of
 distributions        86,692   1,205,404   35,401     519,541    2,720     30,051    1,279      22,144        -          -
Less shares
 redeemed            (69,216)   (971,267) (23,779)   (367,480) (12,926)  (143,946) (22,607)   (400,309)       -          -
           ---------------------------------------------------------------------------------------------------------------
Increase (decrease)  346,515  $4,883,766  102,361  $1,535,942   (9,545) $(106,160)  38,878  $  667,630  343,655 $1,719,702
           ---------------------------------------------------------------------------------------------------------------
           ---------------------------------------------------------------------------------------------------------------

                                                                                          Global Growth
                                               Growth and     Strategic                     and Income
C Shares                 Convertible Fund     Income Fund    Income Fund    Growth Fund        Fund
--------------------------------------------------------------------------------------------------------
Six months ended         Shares     Dollars  Shares Dollars Shares Dollars Shares Dollars Shares Dollars
September 30, 1996
Shares sold             103,633  $1,424,243   2,173 $31,706      -       -    568 $10,014  3,000 $15,000
Shares issued in rein-
 vestment of distribu-
 tions                        -           -       4      61      -       -      -       -      -       -
Less shares redeemed        (35)       (480)      -       -      -       -      -       -      -       -
                    ------------------------------------------------------------------------------------
Increase (decrease)     103,598  $1,423,763   2,177 $31,767      -       -    568 $10,014  3,000 $15,000
                    ------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------

                            Convertible       Growth and Income     Strategic Income        Growth
A Shares                       Fund                  Fund                 Fund               Fund
---------------------------------------------------------------------------------------------------------
Year ended March 31,
 1996                     Shares     Dollars   Shares     Dollars   Shares     Dollars  Shares   Dollars
Shares sold              384,827  $5,437,155  100,923  $1,501,956    5,423  $   58,500  35,197  $571,748
shares issued in rein-
 vestment of
 distributions           121,084   1,654,810   19,957     288,695    4,385      47,093  29,036   408,816
Less shares redeemed    (159,648) (2,191,847) (52,698)   (738,560) (81,600)   (873,739) (8,485) (131,492)
                         --------------------------------------------------------------------------------
Increase (decrease)      346,263  $4,900,118   68,182  $1,052,091  (71,792) $(768,146)  55,748  $849,072
                         --------------------------------------------------------------------------------
                         --------------------------------------------------------------------------------

ABBREVIATIONS

ADRS:American Depository     CUM.:   Cumulative         EXCH.:   Exchangeable
     Receipts                DEB.:   Debenture          NONCUM.: Noncumulative
ADSS:American Depository     DEP.:   Depository         PREF.:   Preferred
     Shares                  EURO.:  Eurobond           SUB.:    Subordinated
CONV.:
     Convertible

FOREIGN CURRENCY ABBREVIATIONS

BPS: British Pound Sterling  ECS:    European Currency Unit
                                                        SKS:     Swedish Krona
DMS: Deutsche Mark           FRS:    French Franc       CHF:     Swiss Franc

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS CONVERTIBLE FUND

                                                                  Class A
                    -----------------------------------------------------------------------------------------------
                              Six                 Eleven
                            Months       Year     Months
                             Ended       Ended     Ended
                         September 30, March 31, March 31,                  Year Ended April 30,
                    -----------------------------------------------------------------------------------------------
                             1996        1996      1995     1994    1993    1992    1991    1990     1989   1988(b)
                    -----------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period             $ 14.49     $ 12.41   $ 13.04  $ 13.96 $ 12.72 $ 11.39 $ 10.29 $ 10.73  $ 10.56 $ 11.94
Income from investment
 operations:
 Net investment income          .15         .40       .38      .40     .42     .41     .49     .60      .59     .62
 Net realized and
  unrealized gain (loss)
  on investments                .25        3.06      (.01)     .53    1.32    1.43    1.25    (.32)     .14  (1.24)
                    -----------------------------------------------------------------------------------------------
 Total from investment
  operations                    .40        3.46       .37      .93    1.74    1.84    1.74     .28      .73   (.62)
                    -----------------------------------------------------------------------------------------------
Less distributions:
 Dividends from net in-
  vestment income             (.28)       (.31)     (.32)    (.39)   (.40)   (.45)   (.52)   (.63)    (.56)   (.66)
 Dividends from net re-
  alized
  capital gains               (.61)      (1.07)     (.56)   (1.46)   (.10)       -       -       -        -   (.10)
 Dividends in excess of
  net
  realized capital gains          -           -      (.12)       -       -       -       -       -        -       -
 Distributions from paid
  in capital                      -           -         -        -       -   (.06)   (.12)   (.09)        -       -
                    -----------------------------------------------------------------------------------------------
 Total distributions          (.89)      (1.38)    (1.00)   (1.85)   (.50)   (.51)   (.64)   (.72)    (.56)   (.76)
                    -----------------------------------------------------------------------------------------------
Net asset value, end of
 period                     $ 14.00     $ 14.49   $ 12.41  $ 13.04 $ 13.96 $ 12.72 $ 11.39 $ 10.29  $ 10.73 $ 10.56
                    -----------------------------------------------------------------------------------------------
                    -----------------------------------------------------------------------------------------------
Total return (a)               2.8%       28.8%      3.2%     6.5%   14.0%   16.5%   17.7%    2.4%     7.2%  (5.1%)
Ratios and supplemental
 data:
 Net assets, end of pe-
  riod (000)                $28,479     $24,460   $16,646  $17,023 $17,213 $16,940 $13,953 $18,664  $21,270 $23,194
 Ratio of expenses to
  average net assets          1.4%*        1.5%     1.6%*     1.6%    1.7%    1.2%    1.2%    1.1%     1.1%    1.2%
 Ratio of net investment
  income to average net
  assets                      1.0%*        3.0%      3.3%     2.8%    3.2%    3.4%    4.3%    5.5%     5.6%    5.6%

                                      Class C
                    --------------------------------
                                July 5, 1996 through
                                 September 30, 1996
----------------------------------------------------
Net asset value, beginning of
 period                                $13.87
Income from investment opera-
 tions:
 Net investment income                    .03
 Net realized and unrealized
  gain (loss) on investments              .16
                                       ------
 Total from investment opera-
  tions                                   .19
Less distributions:
 Dividends from net investment
  income                                (.09)
                                       ------
Net asset value, end of period         $13.97
                                       ======
Total return (a)                        1.37%
Ratios and supplemental data:
 Net assets, end of period
  (000)                                $1,447
 Ratio of expenses to average
  net assets                            1.9%*
 Ratio of net investment in-
  come to average net assets            1.6%*
----------------------------------------------------

                                                  Eleven
                          Six Months     Year     Months
                             Ended       Ended     Ended
                         September 30, March 31, March 31,            Year Ended April 30,
                    ----------------------------------------------------------------------------------
                             1996        1996      1995    1994  1993  1992  1991  1990  1989  1988(b)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate     40.8%*       65.2%     42.1%   73.1% 73.1% 83.8% 63.2% 93.4% 84.7%  55.5%
Average commission rate
 paid                        .0566       .0633     .0936   .0952 .1000 .0966   N/A   N/A   N/A    N/A

-----------------------------
(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
(b) Calamos Asset Management, Inc. became the Fund's investment adviser on September 1, 1987.
* Annualized.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS GROWTH AND INCOME FUND

                                                            Class A
                     ---------------------------------------------------------------------------------------
                                                  Eleven
                          Six Months     Year     Months                                           Sept. 22,
                             Ended       Ended     Ended                                            1988 to
                         September 30, March 31, March 31,        Year Ended April 30,             April 30,
------------------------------------------------------------------------------------------------------------
                             1996        1996      1995     1994    1993    1992    1991    1990     1989
                     ---------------------------------------------------------------------------------------
Net asset value,
 beginning of period        $15.62      $12.68    $12.97   $13.90  $13.57  $11.54  $10.46  $10.49   $10.00
Income from investment
 operations:
 Net investment income         .17         .37       .35      .31     .35     .29     .31     .33      .38
 Net realized and
  unrealized gain on
  investments                  .61        3.70      (.02)     .34    1.97    2.02    1.09     .09      .49
                     ---------------------------------------------------------------------------------------
 Total from investment
  operations                   .78        4.07       .33      .65    2.32    2.31    1.40     .42      .87
                     ---------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income           (.11)       (.42)     (.32)    (.29)   (.36)   (.28)   (.32)   (.28)    (.38)
 Dividends from net
  realized capital gains     (1.29)       (.71)     (.30)   (1.29)  (1.63)      -       -    (.17)       -
                     ---------------------------------------------------------------------------------------
 Total distributions         (1.46)      (1.13)     (.62)   (1.58)  (1.99)  (0.28)  (0.32)  (0.45)   (0.38)
                     ---------------------------------------------------------------------------------------
Net asset value, end of
 period                     $14.94      $15.62    $12.68   $12.97  $13.90  $13.57  $11.54  $10.46   $10.49
                     ---------------------------------------------------------------------------------------
                     ---------------------------------------------------------------------------------------
Total return (b)             5.22%       33.0%      2.8%     4.5%   18.8%   20.2%   13.4%    3.8%     9.0%
Ratios and supplemental
 data:
 Net assets, end of
  period (000)              $7,087      $5,813    $3,853   $4,663  $3,655  $2,694  $1,821  $1,345   $  732
 Ratio of expenses to
  average net assets (a)      1.8%*       2.0%     2.0%*     2.0%    2.0%    2.0%    2.0%    2.0%     2.0%*
 Ratio of net investment
  income to average net
  assets (a)                  2.2%*       2.6%     3.0%*     2.3%    2.6%    2.3%    2.9%    3.0%     4.8%*

                                       Class C
                                  ------------------
                                    August 5, 1996
                                       through
                                  September 30, 1996
----------------------------------------------------
Net asset value, beginning of
 period                                 $14.52
Income from investment opera-
 tions:
 Net investment income                     .01
 Net realized and unrealized
  gain (loss) on investments               .49
                                        ------
Total from investment operations           .50
Less distributions:
 Dividends from net investment
  income                                  (.09)
                                        ------
Net asset value, end of period          $14.93
                                        ======
Total return (b)                          3.5%
Ratios and supplemental data:
 Net assets, end of period (000)        $   32
 Ratio of expenses to average
  net assets                              2.3%*
 Ratio of net investment income
  to average net assets                    .6%*

-------------------------------------------------------------------------------------------------------
                                                  Eleven
                          Six Months     Year     Months                                      Sept. 22,
                             Ended       Ended     Ended                                       1988 to
                         September 30, March 31, March 31,        Year Ended April 30,        April 30,
-------------------------------------------------------------------------------------------------------
                             1996        1996      1995     1994   1993   1992   1991   1990    1989
                      ---------------------------------------------------------------------------------
Portfolio turnover rate     63.3%*       86.4%     84.7%   155.2% 132.3% 111.6% 103.6% 103.0%  85.0%*
Average commission rate
 paid                        .0616       .0604     .0924    .1002  .1010  .1004    N/A    N/A     N/A

------------------------------

(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.1%, 0.2%*, 0.1%, 0.5%, 0.5%, 1.7%, 2.3% and 8.4%* of average net assets for 1996, 1995, 1994, 1993, 1992, 1991, 1990 and 1989 respectively.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
* Annualized.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS STRATEGIC INCOME FUND

                                                  Eleven                            Sept. 4,
                          Six Months     Year     Months                                1990
                             Ended       Ended     Ended                                  to
                         September 30, March 31, March 31, Year Ended April 30,    April 30,
                                 -----------------------------------------------------------
                             1996        1996      1995     1994    1993    1992     1991
--------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of period              $11.07     $10.13    $10.71   $10.96  $10.58  $10.60    $10.00
Income from investment
 operations:
 Net investment income          .35        .53       .40      .36     .39     .59       .40
 Net realized and
  unrealized gain (loss)
  on investments                  -        .83      (.43)     .11     .79     .46       .61
                                  ----------------------------------------------------------
 Total from investment
  operations                    .35       1.36      (.03)     .47    1.18    1.05      1.01
                                  ----------------------------------------------------------
Less distributions:
 Dividends from net in-
  vestment income              (.35)      (.42)     (.36)    (.41)   (.41)   (.51)     (.40)
 Dividends from net re-
  alized capital gains            -          -      (.19)    (.31)   (.39)   (.56)     (.01)
                                  ----------------------------------------------------------
 Total distributions           (.35)      (.42)     (.55)    (.72)   (.80)  (1.07)     (.41)
                                  ----------------------------------------------------------
Net asset value, end of
 period                      $11.07     $11.07    $10.13   $10.71  $10.96  $10.58    $10.60
                                  ----------------------------------------------------------
                                  ----------------------------------------------------------
Total return (c)              3.19%      13.6%     (0.2%)    4.2%   11.5%   10.5%     10.2%
Ratios and supplemental
 data:
 Net assets, end of pe-
  riod (000)                 $1,514     $1,620    $2,211   $3,004  $2,522  $1,410      $595
 Ratio of expenses to
  average net assets
  (a)(b)                      2.1%*       2.2%     2.4%*     2.2%    2.3%    2.5%     2.6%*
 Ratio of net investment
  income to average net
  assets (a)                  4.0%*       4.6%     4.0%*     3.2%    3.9%    5.3%     6.6%*
 Portfolio turnover rate    118.7%*      81.1%     59.9%    79.4%   73.8%   97.0%   108.9%*
 Average commission rate
  paid                        .0708      .0636     .0966    .0997   .1056   .1200       N/A

------------------------------

(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 1.9%*, 1.6%, 1.1%*, 1.0%, 0.7%, 1.25% and 4.8%* of average net assets, respectively.

(b) Includes 0.1%*, 0.2%, 0.4%*, 0.2%, 0.3%, 0.5% and 0.6%*, respectively, related to dividend expenses on short positions.

(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
* Annualized.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS GROWTH FUND

                                                     Class A
                                 -----------------------------------------------------------
                                                  Eleven
                          Six Months     Year     Months                           Sept. 4,
                             Ended       Ended     Ended                            1990 to
                         September 30, March 31, March 31, Year Ended April 30,    April 30,
                                ------------------------------------------------------------
                             1996        1996      1995     1994    1993    1992     1991
                                ------------------------------------------------------------
Net asset value, begin-
 ning of period             $ 15.74     $14.18    $14.57   $13.95  $14.04  $12.48   $10.00
Income from investment
 operations:
 Net investment income
  (loss)                       (.11)      (.09)      .02      .01    (.02)   (.01)     .07
 Net realized and
  unrealized gain (loss)       3.18       4.69      (.28)    1.21     .20    1.60     2.50
                                ------------------------------------------------------------
 Total from investment
  operations                   3.07       4.60      (.26)    1.22     .18    1.59     2.57
                                ------------------------------------------------------------
Less distributions:
 Dividends from net in-
  vestment income                 -       (.07)        -     (.01)      -       -    (0.08)
 Dividends from net re-
  alized capital gains         (.10)     (2.97)     (.13)    (.59)   (.27)   (.03)   (0.01)
                                ------------------------------------------------------------
 Total distributions           (.10)     (3.04)     (.13)    (.60)   (.27)   (.03)   (0.09)
                                ------------------------------------------------------------
Net asset value, end of
 period                     $ 18.71     $15.74    $14.18   $14.57  $13.95  $14.04   $12.48
                                ------------------------------------------------------------
                                ------------------------------------------------------------
Total return (b)              19.6%      35.2%     (1.8%)    8.9%    1.4%   12.7%    25.8%
Ratios and supplemental
 data:
 Net assets, end of pe-
  riod (000)                $ 4,144     $2,866    $1,791   $2,089  $1,861  $1,802   $  862
 Ratio of expenses to
  average net assets (a)      2.0%*       2.0%     2.0%*     2.0%    2.0%    2.0%    2.0%*
 Ratio of net investment
  income to average net
  assets (a)                (1.4)%*     (0.8)%     0.2%*     0.1%  (0.1)%  (0.1)%    0.8%*

                                    Class C
                               ---------------------
                           September 3, 1996 through
                              September 30, 1996
----------------------------------------------------
Net asset value, begin-
 ning of period                     $ 17.63
Income from investment
 operations:
 Net investment income                 (.03)
 Net realized and
  unrealized gain (loss)
  on
  investments                          1.10
                                    -------
Total from investment op-
 erations                              1.07
                                    -------
Less distributions:
 Dividends from net in-
  vestment income                         -
                                    -------
 Net asset value, end of
  period                            $ 18.70
                                    =======
Total return (b)                       6.1%
Ratios and supplemental
 data:
 Net assets, end of pe-
  riod (000)                        $    11
 Ratio of expenses to av-
  erage net assets (c)                2.5%*
 Ratio of net investment
  income to average
  net assets (c)                    (1.9)%*

--------------------------------------------------------------------------------------
                                                  Eleven
                          Six Months     Year     Months                     Sept. 4,
                             Ended       Ended     Ended      Year Ended      1990 to
                         September 30, March 31, March 31,     April 30,     April 30,
                                 -----------------------------------------------------
                             1996        1996      1995    1994  1993  1992    1991
                                 -----------------------------------------------------
Portfolio turnover rate     177.1%*     252.4%    104.3%   87.3% 56.8% 47.3%  15.8%*
Average Commission rate
 paid                         .0603      .0608     .0910   .0996 .1011 .1098     N/A

------------------------------
(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.4%*, 1.2%, 1.6%*, 1.1%, 0.7%, 0.8%, and 4.5%* of average net assets respectively.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
(c) After the reimbursement and waiver of expenses by the Adviser equivalent to 0.4%* of average net assets respectively.
* Annualized.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD IS AS FOLLOWS:

CALAMOS GLOBAL GROWTH AND INCOME FUND

                                                               Class A
                                                                ---------------
                                                      September 9, 1996 through
                                                         September 30, 1996
-------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 5.00
Income from investment operations:
 Net investment income                                            .01
 Net realized and unrealized gain (loss) on invest-
  ments                                                           .03
                                                               ------
 Total from investment operations                                 .04
                                                               ------
Less distributions:
 Dividends from net investment income                               -
                                                               ------
 Net asset value, end of period                                $ 5.04
                                                               ======
 Total return (b)                                                 .8%
Ratios and supplemental data:
 Net assets, end of period (000)                               $1,732
 Ratio of expenses to average net assets (a)                    2.0%*
 Ratio of net investment income to average net assets
  (a)                                                           1.7%*

                                                             Class C
                                                               ---------------
                                                    September 24, 1996 through
                                                        September 30, 1996
------------------------------------------------------------------------------
Net asset value, beginning of period                          $5.00
Income from investment operations:
 Net investment income                                          .01
 Net realized and unrealized gain (loss) on invest-
  ments                                                         .03
                                                              -----
 Total from investment operations                               .04
                                                              -----
Less distributions:
 Dividends from net investment income                             -
                                                              -----
 Net asset value, end of period                               $5.04
                                                              =====
 Total return (b)                                               .8%
Ratios and supplemental data:
 Net assets, end of period (000)                              $  11
 Ratio of expenses to average net assets (a)                  2.5%*
 Ratio of net investment income to average net as-
  sets (a)                                                     .3%*
------------------------------------------------------------------------------
                                                    September 9, 1996 through
                                                        September 30, 1996
------------------------------------------------------------------------------
Portfolio turnover rate                                           -
Average Commission                                            .0770

------------------------------

(a) After the reimbursement and waiver of expenses by the Adviser equivalent to 2.2% * of average net assets respectively.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.
* Annualized.

n Investment Adviser and Transfer Agent
  Calamos Asset Management, Inc.(TM)
  1111 East Warrenville Road
  Naperville, IL 60563-1493

n Distributor
  Calamos Financial Services, Inc.(TM)
  1111 East Warrenville Road
  Naperville, IL 60563-1493

n Counsel
  Bell, Boyd & Lloyd
  Chicago, Illinois


                  The Net Asset Values for the Calamos Family
                 of Funds(TM) may be obtained daily by calling
                  1.800.823.7386 after 5:00 P.M. Central Time.
 This report, including the unaudited
 financial statements contained
 herein, is submitted for the general
 information of the shareholders of
 the Funds. The report is not
 authorized for distribution to
 prospective investors in the Funds
 unless it is accompanied by a
 currently effective prospectus of
 the Funds.


                                      LOGO
                                    CALAMOS


                                CONVERTIBLE FUND
                             GROWTH AND INCOME FUND
                             STRATEGIC INCOME FUND
                                  GROWTH FUND
                         GLOBAL GROWTH AND INCOME FUND


                     Each a Series of CFS Investment Trust

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 1996

                                  (UNAUDITED)

                                      LOGO

                              CFS INVESTMENT TRUST
                           1111 East Warrenville Road
                    Naperville, IL 60563-1493 . 800.823.7386